Shareholder Report, Holdings (Details)	Jun. 30, 2025
Class A Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Class A Withholding | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class A Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
Class A Withholding | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Class A Withholding | United States Treasury Bill 2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A Non-Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Class A Non-Withholding | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class A Non-Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
Class A Non-Withholding | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Class A Non-Withholding | United States Treasury Bill 2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Class I Withholding | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class I Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
Class I Withholding | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Class I Withholding | United States Treasury Bill 2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I Non-Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.70%
Class I Non-Withholding | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class I Non-Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
Class I Non-Withholding | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Class I Non-Withholding | United States Treasury Bill 2
Holdings [Line Items]
Percent of Net Asset Value	0.60%